U.S. VALUE ETF
SCHEDULE OF INVESTMENTS
February 28, 2022 (Unaudited)

COMMON STOCKS - 98.6%	Shares	Value
Communications - 3.9%
Advertising & Marketing - 0.5%
Omnicom Group, Inc.	217	$ 18,204

Cable & Satellite - 0.4%
DISH Network Corporation. - Class A (a)	472	15,085

Entertainment Content - 1.0%
Fox Corporation - Class A	428	17,903
Paramount Global - Class B	473	14,479
		32,382
Publishing & Broadcasting - 0.6%
Nexstar Media Group, Inc. - Class A	101	18,690

Telecommunications - 1.4%
AT&T, Inc.	639	15,138
Lumen Technologies, Inc.	1,396	14,463
Verizon Communications, Inc.	320	17,174
		46,775
Consumer Discretionary - 14.9%
Apparel & Textile Products - 2.0%
Capri Holdings Ltd. (a)	281	19,035
Hanesbrands, Inc.	999	15,435
PVH Corporation	164	16,054
Tapestry, Inc.	437	17,873
		68,397
Automotive - 2.5%
BorgWarner, Inc.	343	14,066
Ford Motor Company	685	12,029
General Motors Company (a)	277	12,941
Goodyear Tire & Rubber Company (The) (a)	731	11,323
Harley-Davidson, Inc.	447	18,461
Lear Corporation	90	14,161
		82,981
Home & Office Products - 1.4%
Newell Brands, Inc.	724	17,194

U.S. VALUE ETF
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.6% (Continued)	Shares	Value
Consumer Discretionary - 14.9% (Continued)
Home & Office Products - 1.4% (Continued)
Tempur Sealy International, Inc.	392	$ 12,940
Whirlpool Corporation	76	15,297
		45,431
Home Construction - 2.1%
DR Horton, Inc.	172	14,689
Lennar Corporation - Class A	158	14,201
Mohawk Industries, Inc. (a)	97	13,656
PulteGroup, Inc.	301	14,947
Toll Brothers, Inc.	255	13,836
		71,329
Leisure Products - 1.5%
Brunswick Corporation	171	16,334
Polaris, Inc.	144	17,497
Thor Industries, Inc.	167	15,114
		48,945
Retail - Discretionary - 5.4%
AutoNation, Inc. (a)	154	17,658
Avis Budget Group, Inc. (a)	89	16,326
Best Buy Company, Inc.	167	16,139
Dick's Sporting Goods, Inc.	151	15,855
Gap, Inc. (The)	930	13,532
Hertz Global Holdings, Inc. (a)	709	14,407
Kohl's Corporation	352	19,578
Lithia Motors, Inc.	56	19,086
Macy's, Inc.	638	16,537
Penske Automotive Group, Inc.	162	15,923
Williams-Sonoma, Inc.	115	16,659
		181,700
Consumer Staples - 3.1%
Beverages - 0.5%
Molson Coors Beverage Company - Class B	341	17,793

Food - 1.1%
Darling Ingredients, Inc. (a)	258	18,701

>
U.S. VALUE ETF
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.6% (Continued)	Shares	Value
Consumer Staples - 3.1% (Continued)
Food - 1.1% (Continued)
Tyson Foods, Inc. - Class A	184	$ 17,049
		35,750
Retail - Consumer Staples - 0.4%
Walgreens Boots Alliance, Inc.	316	14,564

Tobacco & Cannabis - 0.5%
Altria Group, Inc.	341	17,490

Wholesale - Consumer Staples - 0.6%
Bunge Ltd.	173	18,087

Energy - 13.5%
Oil & Gas Producers - 13.5%
Antero Resources Corporation (a)	859	19,697
APA Corporation	534	19,026
Chesapeake Energy Corporation	244	18,849
Chevron Corporation	135	19,440
ConocoPhillips	205	19,446
Coterra Energy, Inc.	784	18,291
DCP Midstream, L.P.	595	19,683
Devon Energy Corporation	345	20,545
Diamondback Energy, Inc.	138	19,058
Energy Transfer, L.P.	1,815	18,404
Enterprise Products Partners, L.P.	719	17,558
EOG Resources, Inc.	168	19,307
EQT Corporation	729	16,869
Exxon Mobil Corporation	243	19,056
Magellan Midstream Partners, L.P.	351	17,031
Marathon Oil Corporation	923	20,823
MPLX, L.P.	546	17,898
Occidental Petroleum Corporation	502	21,951
Ovintiv, Inc.	442	20,266
Phillips 66	197	16,595
Phillips 66 Partners, L.P.	394	16,615
Pioneer Natural Resources Company	83	19,887

U.S. VALUE ETF
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.6% (Continued)	Shares	Value
Energy - 13.5% (Continued)
Oil & Gas Producers - 13.5% (Continued)
Plains All American Pipeline, L.P.	1,601	$ 16,923
Western Midstream Partners, L.P.	731	19,035
		452,253
Financials - 28.7%
Asset Management - 3.2%
Affiliated Managers Group, Inc.	108	14,943
Ameriprise Financial, Inc.	52	15,589
Franklin Resources, Inc.	491	14,597
Invesco Ltd.	692	14,698
Janus Henderson Group plc	408	13,697
Owl Rock Capital Corporation	1,173	17,654
Stifel Financial Corporation	230	16,905
		108,083
Banking - 9.2%
Bank OZK	342	16,081
Cadence Bank	507	16,031
Citigroup, Inc.	253	14,985
Citizens Financial Group, Inc.	308	16,145
Credicorp Ltd.	118	17,848
First Citizens BancShares, Inc. - Class A	19	14,981
First Horizon Corporation	928	21,788
Huntington Bancshares, Inc.	989	15,349
KeyCorp	642	16,095
M&T Bank Corporation	94	17,130
New York Community Bancorp, Inc.	1,288	14,864
PacWest Bancorp	338	16,704
Popular, Inc.	180	16,533
Regions Financial Corporation	685	16,570
Synovus Financial Corporation	324	17,059
Truist Financial Corporation	257	15,991
US Bancorp	271	15,322
Valley National Bancorp	1,152	16,093
Western Alliance Bancorp	140	13,124
		308,693

U.S. VALUE ETF
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.6% (Continued)	Shares	Value
Financials - 28.7% (Continued)
Institutional Financial Services - 1.4%
Goldman Sachs Group, Inc. (The)	44	$ 15,017
Jefferies Financial Group, Inc.	450	15,993
State Street Corporation	166	14,165
		45,175
Insurance - 9.4%
Aflac, Inc.	270	16,494
Alleghany Corporation (a)	25	16,548
Allstate Corporation (The)	138	16,886
American International Group, Inc.	277	16,963
Arch Capital Group Ltd. (a)	367	17,289
Equitable Holdings, Inc.	480	15,677
Everest Re Group Ltd.	60	17,893
Globe Life, Inc.	164	16,557
Hartford Financial Services Group, Inc. (The)	237	16,467
Lincoln National Corporation	236	15,911
MetLife, Inc.	252	17,023
Old Republic International Corporation	665	17,523
Primerica, Inc.	109	14,158
Principal Financial Group, Inc.	224	15,823
Prudential Financial, Inc.	147	16,414
Reinsurance Group of America, Inc.	145	16,075
RenaissanceRe Holdings Ltd.	101	15,229
Travelers Companies, Inc. (The)	105	18,041
Voya Financial, Inc.	233	15,693
		312,664
Specialty Finance - 5.5%
AerCap Holdings N.V. (a)	255	13,880
AGNC Investment Corporation	1,112	14,356
Ally Financial, Inc.	325	16,218
Annaly Capital Management, Inc.	2,144	14,922
Capital One Financial Corporation	106	16,247
Discover Financial Services	132	16,294
Fidelity National Financial, Inc.	307	14,625
First American Financial Corporation	212	14,212
OneMain Holdings, Inc.	314	16,008

U.S. VALUE ETF
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.6% (Continued)	Shares	Value
Financials - 28.7% (Continued)
Specialty Finance - 5.5% (Continued)
SLM Corporation	826	$ 16,272
Starwood Property Trust, Inc.	675	16,092
Synchrony Financial	346	14,802
		183,928
Health Care - 9.3%
Biotech & Pharma - 6.1%
AbbVie, Inc.	128	18,915
Bausch Health Companies, Inc. (a)	640	15,398
Biogen, Inc. (a)	72	15,193
Bristol-Myers Squibb Company	265	18,198
Gilead Sciences, Inc.	238	14,375
Jazz Pharmaceuticals plc (a)	119	16,353
Merck & Company, Inc.	211	16,158
Moderna, Inc. (a)	82	12,595
Novavax, Inc. (a)	152	12,672
Organon & Company	521	19,449
Pfizer, Inc.	308	14,458
Royalty Pharma plc - Class A	426	16,725
Viatris, Inc.	1,141	12,562
		203,051
Health Care Facilities & Services - 3.2%
AmerisourceBergen Corporation	127	18,101
Cardinal Health, Inc.	328	17,715
Cigna Corporation	71	16,882
CVS Health Corporation	163	16,895
McKesson Corporation	67	18,422
Universal Health Services, Inc. - Class B	129	18,568
		106,583
Industrials - 3.8%
Industrial Support Services - 0.9%
AMERCO	25	14,440
WESCO International, Inc. (a)	127	15,460
		29,900

U.S. VALUE ETF
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.6% (Continued)	Shares	Value
Industrials - 3.8% (Continued)
Machinery - 0.5%
AGCO Corporation	135	$ 16,222

Transportation & Logistics - 2.0%
Alaska Air Group, Inc. (a)	303	17,010
FedEx Corporation	66	14,670
Knight-Swift Transportation Holdings, Inc.	298	16,235
ZIM Integrated Shipping Services Ltd.	269	18,773
		66,688
Transportation Equipment - 0.4%
Cummins, Inc.	73	14,901

Materials - 12.0%
Chemicals - 5.1%
Celanese Corporation	99	13,789
CF Industries Holdings, Inc.	261	21,191
Chemours Company (The)	475	13,110
Dow, Inc.	286	16,863
Eastman Chemical Company	135	15,993
Huntsman Corporation	450	18,198
LyondellBasell Industries N.V. - Class A	169	16,432
Mosaic Company (The)	412	21,600
Olin Corporation	313	16,123
Westlake Corporation	163	17,981
		171,280
Construction Materials - 0.5%
Owens Corning	180	16,774

Containers & Packaging - 1.9%
Berry Global Group, Inc. (a)	233	14,131
Graphic Packaging Holding Company	868	17,864
International Paper Company	348	15,148
WestRock Company	363	16,433
		63,576

U.S. VALUE ETF
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.6% (Continued)	Shares	Value
Materials - 12.0% (Continued)
Forestry, Paper & Wood Products - 0.5%
Louisiana-Pacific Corporation	220	$ 15,829

Metals & Mining - 1.7%
Alcoa Corporation	283	21,320
Cleveland-Cliffs, Inc. (a)	771	17,240
Freeport-McMoRan, Inc.	386	18,123
		56,683
Steel - 2.3%
Nucor Corporation	152	20,006
Reliance Steel & Aluminum Company	103	19,660
Steel Dynamics, Inc.	273	19,268
United States Steel Corporation	674	18,340
		77,274
Technology - 8.0%
Semiconductors - 1.5%
Amkor Technology, Inc.	715	16,209
Micron Technology, Inc.	179	15,906
Qorvo, Inc. (a)	117	16,003
		48,118
Software - 0.5%
Change Healthcare, Inc. (a)	826	17,693

Technology Hardware - 4.1%
Arrow Electronics, Inc. (a)	128	15,601
Dell Technologies, Inc. - Class C (a)	285	14,524
Flex Ltd. (a)	950	15,666
Hewlett Packard Enterprise Company	980	15,602
HP, Inc.	443	15,221
Jabil, Inc.	245	14,163
Seagate Technology Holdings plc	155	15,989
TD SYNNEX Corporation	157	15,987
Western Digital Corporation (a)	258	13,143
		135,896
Technology Services - 1.9%
DXC Technology Company (a)	503	17,117

U.S. VALUE ETF
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.6% (Continued)	Shares	Value
Technology - 8.0% (Continued)
Technology Services - 1.9% (Continued)
International Business Machines Corporation	127	$ 15,559
Nielsen Holdings plc	828	14,424
Western Union Company (The)	928	16,871
		63,971
Utilities - 1.4%
Electric Utilities - 0.9%
NRG Energy, Inc.	419	15,855
PG&E Corporation (a)	1,344	15,281
		31,136
Gas & Water Utilities - 0.5%
National Fuel Gas Company	274	17,054

Investments at Value - 98.6% (Cost $3,181,620)		$ 3,297,028

Other Assets in Excess of Liabilities - 1.4%		45,490

Net Assets - 100.0%		$ 3,342,518

N.V.	- Naamloze Vennootschap
plc	- Public Limited Company

(a)	Non-income producing security.